Employee benefits (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current liabilities	$ 1,133	$ 1,012
Non-current liabilities	1,214	1,118
Payroll Related Charges And Other Remunerations [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	1,014	934
Share Based Payment [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	51	16
Employee Postretirement Obligation Provision [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	68	62
Non-current liabilities	$ 1,214	$ 1,118